Accrued Liabilities - Schedule of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Other Liabilities Disclosure [Abstract]
Compensation and benefits	$ 9,935	$ 8,346
Product warranty	566	910
Professional fees	1,905	1,132
Software licenses	1,385	616
Asset retirement obligations - current portion	395	522
Distribution costs	672	669
Restructuring costs	145	328
Other	1,918	2,449
Total	$ 16,921	$ 14,972